PARTNERS' CAPITAL - Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 12, 2016	Jan. 21, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution Made to Limited Partner [Line Items]
Per-unit distribution (in dollars per unit)			$ 2.270	$ 2.040	$ 1.725
Cash paid to unit holders			$ 152,074	$ 122,224	$ 90,196
Subsequent Event
Distribution Made to Limited Partner [Line Items]
Per-unit distribution (in dollars per unit)		$ 0.575
Cash paid to unit holders	$ 41,000